                                     MONEY
                                    MARKET [BAR LOGO]
                                     FUND

                     [Pictures of People Working & Playing]

          From Our Family to Yours: The Intelligent Creation of Wealth


                                 ANNUAL REPORT
                           and Investment Performance
                           Review for the Year Ended
                                August 31, 1999

                                [HERITAGE LOGO]

                                                                October 11, 1999

Dear Fellow Shareholders:

     I am pleased to provide you with the annual report for Heritage Cash Trust -- Money Market Fund (the "Fund") for the fiscal year ended August 31, 1999. After falling to 4.24% at the end of your Fund's semiannual reporting period in February 1999, the seven-day effective yield for your Fund increased to 4.62% as of the end of August 1999. As of the date of this letter, the seven-day effective yield stood at 4.86%.

     In last year's annual report, we commented on the effects of the 1998 Asian financial crisis on the revenues and profits of many U.S. businesses. The Federal Reserve Board (the "Fed") had reduced short-term interest rates three times last fall in order to help our economic expansion continue. As a result of these rate cuts, interest rates on all short-term debt securities fell and your Fund's yield also declined. Recently, the Fed has again focused on controlling the rate of growth of the economy to help prevent the return of excessive inflation. As we mentioned in your Fund's semiannual report, the Fed deserves at least partial credit for the current U.S. economic expansion -- one that has been remarkable not just for its length, but for its consistent slow steady growth characterized by very little inflation. The recent actions of the Fed to boost short-term rates have been made in an effort to allow this expansion to continue at a moderate rate of growth. One positive result of these rate increases has been a rise in yields on short-term securities such as those in which your Fund invests.

     As we approach the end of this calendar year, you will continue to read and hear about possible Y2K problems. While we believe the Fed has taken appropriate steps to provide sufficient liquidity in the marketplace, nonetheless we have continued to focus on only owning extremely high quality government and corporate debt securities. In fact, our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group.

     As a reminder, your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checks and returned cancelled checks), various automated payment programs and daily sweeps to and from your brokerage accounts.

     If there are ever any ways in which you believe we could better serve you, please call us at 800-709-3863 (FUND). On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ STEPHEN G. HILL
                                          -------------------
                                          Stephen G. Hill
                                          President

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
  ---------                                         -----
COMMERCIAL PAPER--68.4%(a)

 DOMESTIC--52.6%
 BANKING--3.2%
$ 50,000,000  Bank of America, FSB, 5.14%,
               09/10/99.....................   $   49,935,750
  50,000,000  Bank of America, FSB, 5.16%,
               10/04/99.....................       49,763,500
                                              ---------------
                                                   99,699,250
                                              ---------------
 BEVERAGES--2.6%
  80,000,000  The Coca-Cola Company, 4.87%,
               09/03/99.....................       79,978,356
                                              ---------------
 COMPUTER/OFFICE EQUIPMENT--0.6%
  20,000,000  Xerox Corporation, 5.23%,
               09/17/99.....................       19,953,511
                                              ---------------
 CORPORATE FINANCE--6.0%
 100,000,000  General Electric Capital
               Corporation, 5.10%,
               09/23/99.....................       99,688,333
  19,000,000  Private Export Funding
               Corporation, 5.12%,
               10/07/99.....................       18,902,720
   3,500,000  Private Export Funding
               Corporation, 5.16%,
               10/08/99.....................        3,481,438
  34,000,000  Private Export Funding
               Corporation, 5.25%,
               10/14/99.....................       33,786,791
  30,000,000  Private Export Funding
               Corporation, 5.14%,
               11/04/99.....................       29,725,867
                                              ---------------
                                                  185,585,149
                                              ---------------
 FOOD--6.3%
 100,000,000  Campbell Soup Company, 5.07%,
               09/13/99.....................       99,831,000
  40,000,000  H.J. Heinz Company, 5.11%,
               09/14/99.....................       39,926,189
  12,000,000  H.J. Heinz Company, 5.13%,
               09/21/99.....................       11,965,800
   8,000,000  H.J. Heinz Company, 5.15%,
               09/22/99.....................        7,975,967
  16,600,000  Kellogg Company, 5.04%,
               09/10/99.....................       16,579,084
  18,500,000  Kellogg Company, 5.13%,
               09/14/99.....................       18,465,729
                                              ---------------
                                                  194,743,769
                                              ---------------
 HOUSEHOLD PRODUCTS--2.5%
  31,500,000  The Procter & Gamble Company,
               5.14%, 09/17/99..............       31,428,040
  45,000,000  The Procter & Gamble Company,
               5.10%, 10/12/99..............       44,738,625
                                              ---------------
                                                   76,166,665
                                              ---------------

  PRINCIPAL
   AMOUNT                                           VALUE
  ---------                                         -----
COMMERCIAL PAPER (CONTINUED)
 MEDICAL SUPPLIES--1.1%
  15,000,000  Johnson & Johnson, 4.75%,
               10/04/99.....................       14,934,687
  20,000,000  Johnson & Johnson, 5.15%,
               11/03/99.....................       19,819,750
                                              ---------------
                                                   34,754,437
                                              ---------------
 NEWSPAPERS/PUBLISHING--0.4%
  13,620,000  McGraw-Hill, Inc., 5.24%,
               10/01/99.....................       13,560,526
                                              ---------------
 OIL & GAS--8.9%
  35,000,000  Chevron UK Investment PLC,
               5.22%, 12/10/99..............       34,492,500
  40,000,000  Chevron USA, Inc., 5.10%,
               09/02/99.....................       39,994,333
 100,000,000  Exxon Corporation, 5.25%,
               09/24/99.....................       99,664,583
  25,000,000  Shell Oil Company, 5.10%,
               09/01/99.....................       25,000,000
  75,000,000  Shell Oil Company, 5.05%,
               09/10/99.....................       74,905,312
                                              ---------------
                                                  274,056,728
                                              ---------------
 PHARMACEUTICALS--8.4%
  31,000,000  Abbott Laboratories, 5.12%,
               09/08/99.....................       30,969,138
  11,000,000  Abbott Laboratories, 5.18%,
               09/21/99.....................       10,968,344
 100,000,000  Merck & Company, Inc., 5.30%,
               01/31/00.....................       97,762,222
  33,000,000  Pfizer, Inc., 5.05%,
               09/03/99.....................       32,990,742
  40,000,000  Pfizer, Inc., 5.20%,
               09/20/99.....................       39,890,222
  50,000,000  Schering Corporation, 5.16%,
               09/08/99.....................       49,949,833
                                              ---------------
                                                  262,530,501
                                              ---------------
 RETAIL--2.7%
  50,000,000  Wal-Mart Stores Inc., 5.52%,
               09/01/99.....................       50,000,000
  35,000,000  Wal-Mart Stores Inc., 5.25%,
               09/20/99.....................       34,903,021
                                              ---------------
                                                   84,903,021
                                              ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
  ---------                                         -----
COMMERCIAL PAPER (CONTINUED)
 TELEPHONE/UTILITIES--6.7%
$ 15,000,000  Ameritech Corporation, 5.16%,
               09/22/99.....................   $   14,954,850
  50,000,000  AT&T Corporation, 5.26%,
               09/28/99.....................       49,802,750
  50,000,000  AT&T Corporation, 5.26%,
               09/29/99.....................       49,795,444
  18,275,000  BellSouth Telecommunications
               Inc., 5.15%, 09/02/99........       18,272,386
  28,200,000  BellSouth Telecommunications
               Inc., 5.35%, 01/18/00........       27,617,474
  50,000,000  BellSouth Telecommunications
               Inc., 5.63%, 02/14/00........       48,701,972
                                              ---------------
                                                  209,144,876
                                              ---------------
 TRANSPORTATION--3.2%
 100,000,000  United Parcel Service, 5.26%,
               10/01/99.....................       99,561,667
                                              ---------------
Total Domestic (cost $1,634,638,456)........    1,634,638,456
                                              ---------------
FOREIGN--15.8%(B)
 BANKING--3.2%
 100,000,000  Abbey National North America,
               5.00%, 09/08/99..............       99,902,778
                                              ---------------
 CORPORATE FINANCE--6.2%
  45,000,000  Export Development
               Corporation,
               4.96%, 09/10/99..............       44,944,200
  25,000,000  Province of British Columbia,
               4.90%, 09/03/99..............       24,993,194
  19,000,000  Province of British Columbia,
               5.26%, 11/09/99..............       18,808,448
   6,400,000  Province of British Columbia,
               5.30%, 12/16/99..............        6,300,124
  25,000,000  The Canadian Wheat Board,
               5.14%, 11/22/99..............       24,707,306
  19,000,000  The Canadian Wheat Board,
               5.24%, 11/29/99..............       18,753,866
  15,000,000  The Canadian Wheat Board,
               4.95%, 11/30/99..............       14,814,375
  40,000,000  The Canadian Wheat Board,
               5.58%, 02/07/00..............       39,014,200
                                              ---------------
                                                  192,335,713
                                              ---------------
 FOOD--3.2%
 100,000,000  Nestle Capital Corporation,
               5.49%, 09/01/99..............      100,000,000
                                              ---------------

  PRINCIPAL
   AMOUNT                                           VALUE
  ---------                                         -----
COMMERCIAL PAPER (CONTINUED)
 PHARMACEUTICALS--3.2%
  35,000,000  Glaxo Wellcome, PLC, 5.21%,
               09/13/99.....................       34,939,217
  50,000,000  Glaxo Wellcome, PLC, 5.10%,
               09/29/99.....................       49,801,667
  15,000,000  Glaxo Wellcome, PLC, 5.17%,
               10/04/99.....................       14,928,912
                                              ---------------
                                                   99,669,796
                                              ---------------
Total Foreign (cost $491,908,287)...........      491,908,287
                                              ---------------
Total Commercial Paper (cost
 $2,126,546,743)............................    2,126,546,743
                                              ---------------
U.S. AGENCY SECURITIES--18.2%(a)
  50,000,000  Fannie Mae, 4.71%, 10/8/99....       49,757,958
  50,000,000  Fannie Mae, 4.69%, 10/21/99...       49,674,306
  35,000,000  Fannie Mae, 5.20%, 12/8/99....       34,504,556
  20,000,000  Fannie Mae, 5.34%, 01/20/00...       19,581,700
  35,000,000  Federal Home Loan Bank, 4.92%,
               09/10/99.....................       34,956,950
  25,000,000  Federal Home Loan Bank, 4.56%,
               09/16/99.....................       24,952,479
  40,000,000  Federal Home Loan Bank, 5.05%,
               03/01/00.....................       39,968,400
  25,000,000  Federal Home Loan Bank, 5.16%,
               03/08/00.....................       25,002,453
  50,000,000  Federal Home Loan Bank, 5.01%,
               04/28/00.....................       49,961,560
  25,000,000  Freddie Mac, 4.78%,
               09/09/99.....................       24,973,444
  25,515,000  Freddie Mac, 5.18%,
               10/07/99.....................       25,382,833
  35,350,000  Freddie Mac, 4.71%,
               10/12/99.....................       35,160,377
  50,000,000  Freddie Mac, 5.15%,
               12/17/99.....................       49,234,653
  14,135,000  Freddie Mac, 5.16%,
               12/17/99.....................       13,918,216
  50,000,000  Freddie Mac, 5.14%,
               12/20/99.....................       49,214,722
  15,000,000  Student Loan Marketing
               Association, 5.42%,
               10/21/99.....................       15,000,000
  25,000,000  Student Loan Marketing
               Association, 5.45%,
               01/20/00.....................       25,000,000
                                              ---------------
Total U.S. Agency Securities (cost
 $566,244,607)..............................      566,244,607
                                              ---------------
CORPORATE NOTES--5.6%(a)
 BANKING--5.6%
  50,000,000  Fifth Third Bank, Bank Note
               5.14%, 09/07/99..............       50,000,083
  50,000,000  Fifth Third Bank, Bank Note
               5.17%, 10/20/99..............       50,000,672
  75,000,000  First Union National Bank,
               Bank Note 5.82%, 01/13/00....       75,000,000
                                              ---------------
Total Corporate Notes (cost $175,000,755)...      175,000,755
                                              ---------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 1999
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           VALUE
  ---------                                         -----
ASSET BACKED/RECEIVABLES--1.9%(a)
$ 60,000,000  Ciesco, L.P., 5.17%,
               10/6/99......................  $    59,698,417
                                              ---------------
Total Asset Backed/Receivables (cost
  $59,698,417)..............................       59,698,417
                                              ---------------
Total Investment Portfolio excluding
  repurchase agreement
  (cost $2,927,490,522).....................  $ 2,927,490,522
                                              ---------------
REPURCHASE AGREEMENT -- 6.3%(a)
Repurchase Agreement with State Street Bank
and Trust Company, dated August 31, 1999 @
5.45% to be repurchased at $195,966,663 on
September 1, 1999, collateralized by
$50,500,000 United States Treasury Notes,
5.625% due December 31, 1999, $46,985,000
United States Treasury Notes, 6.5% due
August 15, 2005, $25,565,000 United States
Treasury Bonds, 6.375% due August 15, 2007,
$47,780,000 United States Treasury Notes,
7.5% due February 15, 2005, $24,105,000
United States Treasury Notes, 6.5% due
August 31, 2001, (market value $200,074,918
including interest) (cost $195,937,000).....      195,937,000
                                              ---------------
TOTAL INVESTMENT PORTFOLIO
  (cost $3,123,427,522)(c), 100.4%(a).......    3,123,427,522
OTHER ASSETS AND LIABILITIES, net,
  (0.4%)(a).................................      (13,133,320)
                                              ---------------
NET ASSETS, (consisting of paid-in-capital
net of accumulated net realized loss of
$267,824) 100.0%............................  $ 3,110,294,202
                                              ===============



CLASS A SHARES
Net asset value, offering and redemption
price per share, ($3,106,405,456 divided by
3,106,673,280 shares outstanding)............           $1.00
                                               ==============
CLASS B SHARES
Net asset value, offering and redemption
price per share, ($772,367 divided by 772,367
shares outstanding)..........................           $1.00
                                               ==============
CLASS C SHARES
Net asset value, offering and redemption
price per share, ($3,116,379 divided by
3,116,379 shares outstanding)................           $1.00
                                               ==============
---------------

(a) Percentages indicated are based on net assets.
(b) U.S. dollar denominated.
(c) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                      $145,645,737

Expenses (Notes 1 and 4):
  Management fee............................................   $ 12,586,737
  Distribution fee (Class A Shares).........................      4,280,724
  Distribution fee (Class B Shares).........................            559
  Distribution fee (Class C Shares).........................          3,412
  Shareholder servicing fees................................      3,098,373
  Custodian/Fund accounting fees............................        309,772
  State qualification expenses..............................        306,587
  Federal registration fees.................................        162,441
  Reports to shareholders...................................        128,520
  Professional fees.........................................         28,837
  Insurance expense.........................................         17,310
  Trustees' fees and expenses...............................          9,607
  Other.....................................................         26,644
                                                               ------------
        Total expenses......................................                        20,959,523
                                                                                  ------------
Net investment income.......................................                       124,686,214

Realized Gains on Investment
Net realized gain from investment transactions..............                               334
                                                                                  ------------
Net increase in net assets resulting from operations........                      $124,686,548
                                                                                  ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     FOR THE YEARS ENDED
                                                              ----------------------------------
                                                              AUGUST 31, 1999    AUGUST 31, 1998
                                                              ---------------    ---------------
Increase in net assets:
Operations:
  Net investment income.....................................  $  124,686,214     $  109,280,818
  Net realized gain from investment transactions............             334                682
                                                              --------------     --------------
  Net increase in net assets resulting from operations......     124,686,548        109,281,500
Distributions to shareholders from:
  Net investment income and net realized gains Class A
    Shares, ($0.044 and $0.049 per share, respectively).....    (124,570,592)      (109,250,845)
  Net investment income and net realized gains Class B
    Shares, ($0.044 and $0.027* per share, respectively)....         (16,288)              (799)
  Net investment income and net realized gains Class C
    Shares, ($0.044 and $0.049 per share, respectively).....         (99,334)           (29,174)
Increase in net assets from Fund share transactions (Note
  2)........................................................     615,753,625        478,532,212
                                                              --------------     --------------
Increase in net assets......................................     615,753,959        478,532,894
Net assets, beginning of year...............................   2,494,540,243      2,016,007,349
                                                              --------------     --------------
Net assets, end of year.....................................  $3,110,294,202     $2,494,540,243
                                                              ==============     ==============

---------------

* For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   CLASS A SHARES                       CLASS B SHARES
                                                   -----------------------------------------------   --------------------
                                                                 FOR THE YEARS ENDED                 FOR THE YEARS ENDED
                                                                     AUGUST 31,                           AUGUST 31,
                                                   -----------------------------------------------   --------------------
                                                    1999      1998      1997      1996      1995       1999       1998++
                                                   -------   -------   -------   -------   -------   --------    --------
Net asset value, beginning of year...............  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00
                                                   -------   -------   -------   -------   -------   -------     -------
Income from Investment Operations:
 Net investment income(a)(b).....................    0.044     0.049     0.047     0.048     0.050     0.044       0.027
Less Distributions:
 Dividends from net investment income and net
   realized gains(a).............................   (0.044)   (0.049)   (0.047)   (0.048)   (0.050)   (0.044)     (0.027)
                                                   -------   -------   -------   -------   -------   -------     -------
Net asset value, end of year.....................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00     $  1.00
                                                   =======   =======   =======   =======   =======   =======     =======
Total Return(%)..................................     4.46      4.99      4.85      4.89      5.00      4.46        2.70 (c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to average daily net
   assets(b).....................................     0.73      0.75      0.76      0.78      0.79      0.73        0.75 (d)
 Net investment income to average daily net
   assets(b).....................................     4.37      4.88      4.74      4.78      5.00      4.37        4.86 (d)
 Net assets, end of year ($ millions)............    3,106     2,492     2,016     1,641     1,294         1          --

                                                              CLASS C SHARES
                                                   -------------------------------------
                                                            FOR THE YEARS ENDED
                                                                AUGUST 31,
                                                   -------------------------------------
                                                    1999      1998      1997      1996+
                                                   -------   -------   -------   -------
Net asset value, beginning of year...............  $  1.00   $  1.00   $  1.00   $  1.00
                                                   -------   -------   -------   -------
Income from Investment Operations:
 Net investment income(a)(b).....................    0.044     0.049     0.047     0.023
Less Distributions:
 Dividends from net investment income and net
   realized gains(a).............................   (0.044)   (0.049)   (0.047)   (0.023)
                                                   -------   -------   -------   -------
Net asset value, end of year.....................  $  1.00   $  1.00   $  1.00   $  1.00
                                                   =======   =======   =======   =======
Total Return(%)..................................     4.46      4.99      4.85      2.34 (c)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to average daily net
   assets(b).....................................     0.73      0.75      0.77      0.75 (d)
 Net investment income to average daily net
   assets(b).....................................     4.37      4.87      4.72      4.62 (d)
 Net assets, end of year ($ millions)............        3         3         1        --

---------------

 + For the period February 29, 1996 (commencement of Class C Shares) to August 31, 1996.
++ For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b) Excludes management fees waived by the Manager in the amount of less than $.001 per share, for the year ended August 31, 1995. The operating expense ratio including such items would have been .81%. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the manager of less than $.01 per share. The operating expense ratios for fiscal 1997, excluding such items, would have been .75% for Class A and C Shares. No management fees were waived or recovered for the years ended August 31, 1998 and 1999.
(c) Not annualized.
(d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of debt securities with remaining maturities of not more than 397 days. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A Shares, B Shares and C Shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage Mutual Fund. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as trustees' fees, insurance expense, etc., are allocated proportionately among the Heritage Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At August 31, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 1999 at a constant net asset value of $1.00 per share, were as follows:

                                                                      A SHARES       B SHARES     C SHARES
                                                                   ---------------   ---------   -----------
        FOR THE YEAR ENDED AUGUST 31, 1999
        Shares sold..............................................   12,243,076,872   1,195,002    15,293,169
        Shares issued on reinvestment of distributions...........      123,619,027      16,090        94,112
        Shares redeemed..........................................  (11,751,949,340)   (650,372)  (14,940,935)
                                                                   ---------------   ---------   -----------
          Net increase...........................................      614,746,559     560,720       446,346
        Shares outstanding:
          Beginning of year......................................    2,491,926,721     211,647     2,670,033
                                                                   ---------------   ---------   -----------
          End of year............................................    3,106,673,280     772,367     3,116,379
                                                                   ===============   =========   ===========

        Transactions in Class A and C Shares and dollars of the Fund during the year ended August 31, 1998 and Class B Shares from January 2, 1998 (commencement of Class B Shares) to August 31, 1998 at a constant net asset value of $1.00 per share, were as follows:

                                                                      A SHARES       B SHARES     C SHARES
                                                                   ---------------   ---------   -----------
        FOR THE YEAR ENDED AUGUST 31, 1998
        Shares sold..............................................   10,388,248,179     413,612     6,488,760
        Shares issued on reinvestment of distributions...........      117,451,319         692        30,563
        Shares redeemed..........................................  (10,029,543,511)   (202,657)   (4,354,744)
                                                                   ---------------   ---------   -----------
          Net increase...........................................      476,155,987     211,647     2,164,579
        Shares outstanding:
          Beginning of year......................................    2,015,770,734          --       505,454
                                                                   ---------------   ---------   -----------
          End of year............................................    2,491,926,721     211,647     2,670,033
                                                                   ===============   =========   ===========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the year ended August 31, 1999, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $32,641,543,570 and $32,384,822,000, respectively. Purchases and maturities of U.S. Government obligations, aggregated $1,948,868,217 and $1,722,745,171, respectively.

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, 0.40% of the next
        $500,000,000, and 0.375% of any excess over $2,500,000,000 of such net assets, computed daily and payable monthly. The amount payable to the Manager as of August 31, 1999 was $1,137,634. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .75% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1999. No fees were waived and no expenses were reimbursed for the fiscal year ending August 31, 1999.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Fund. The amount payable to the Manager for such expenses as of August 31, 1999 was $548,000. In addition, the Manager performs Fund Accounting services for the Fund and charged $50,104 during the year, of which $9,000 was payable as of August 31, 1999.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $4,864 in contingent deferred sales charges for Class B Shares and $5,009 in contingent deferred sales charges for Class C Shares for the fiscal year ending August 31, 1999.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of August 31, 1999 was $391,355. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1999, the Fund has net tax basis capital loss carryforwards of $283,543, in the aggregate. Capital loss carryforwards in the amount of $334 were utilized in the year ended August 31, 1999. Capital loss carryforwards in the amount of $8,666, $6,037, $235,118 and $33,722 may be applied to any net taxable gains until their expiration dates in 2002, 2003, 2004, and 2005, respectively.

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Money Market Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Money Market Fund (the "Fund") at August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
October 13, 1999

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Heritage Cash Trust - Money Market Fund
P.O. Box 33022
St. Petersburg, FL  33733


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From Our Family to Yours:
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HERITAGE MONEY MARKET FUNDS
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This report is for the information of shareholders of Heritage Cash Trust -
Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.


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